Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.45%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	439,800	$13,550,238
Omnicom Group, Inc.	135,304	14,182,565
		27,732,803
Aerospace & Defense–2.32%
Axon Enterprise, Inc.(b)	35,630	23,051,185
Boeing Co. (The)(b)	86,281	13,411,519
General Dynamics Corp.	44,377	12,603,512
General Electric Co.	75,871	13,820,661
Howmet Aerospace, Inc.	141,965	16,805,817
Huntington Ingalls Industries, Inc.	51,716	10,235,631
L3Harris Technologies, Inc.	58,869	14,496,491
Lockheed Martin Corp.	23,733	12,564,488
Northrop Grumman Corp.	26,022	12,741,672
RTX Corp.	113,553	13,834,162
Textron, Inc.	154,234	13,207,057
TransDigm Group, Inc.	9,889	12,390,620
		169,162,815
Agricultural & Farm Machinery–0.22%
Deere & Co.	34,272	15,967,325
Agricultural Products & Services–0.34%
Archer-Daniels-Midland Co.	223,984	12,229,527
Bunge Global S.A.	138,903	12,465,155
		24,694,682
Air Freight & Logistics–0.77%
C.H. Robinson Worldwide, Inc.	135,169	14,271,143
Expeditors International of Washington, Inc.	111,992	13,622,707
FedEx Corp.	47,232	14,295,710
United Parcel Service, Inc., Class B	106,306	14,427,850
		56,617,410
Apparel Retail–0.38%
Ross Stores, Inc.	87,126	13,493,204
TJX Cos., Inc. (The)	112,898	14,190,149
		27,683,353
Apparel, Accessories & Luxury Goods–0.73%
lululemon athletica, inc.(b)	50,706	16,259,386
Ralph Lauren Corp.	75,718	17,521,145
Tapestry, Inc.	316,333	19,701,219
		53,481,750
Application Software–2.62%
Adobe, Inc.(b)	25,194	12,998,340
ANSYS, Inc.(b)	42,467	14,910,164
Autodesk, Inc.(b)	51,244	14,958,124
Cadence Design Systems, Inc.(b)	50,336	15,443,588
Fair Isaac Corp.(b)	7,237	17,188,092
Intuit, Inc.	20,640	13,245,307
Palantir Technologies, Inc., Class A(b)	383,795	25,744,969
PTC, Inc.(b)	78,537	15,712,112
Roper Technologies, Inc.	24,510	13,883,444
Shares		Value
Application Software–(continued)
Salesforce, Inc.	53,134	$17,533,689
Synopsys, Inc.(b)	27,599	15,413,766
Tyler Technologies, Inc.(b)	23,241	14,622,540
		191,654,135
Asset Management & Custody Banks–2.25%
Ameriprise Financial, Inc.	30,714	17,628,915
Bank of New York Mellon Corp. (The)	196,890	16,119,384
BlackRock, Inc.	15,270	15,618,156
Blackstone, Inc., Class A	89,466	17,096,058
Franklin Resources, Inc.(c)	679,719	15,470,404
Invesco Ltd.(d)	844,873	15,283,753
KKR & Co., Inc., Class A	110,150	17,940,130
Northern Trust Corp.	153,291	17,039,828
State Street Corp.	162,420	15,999,994
T. Rowe Price Group, Inc.	129,365	16,020,562
		164,217,184
Automobile Manufacturers–0.69%
Ford Motor Co.	1,265,333	14,083,156
General Motors Co.	292,147	16,240,452
Tesla, Inc.(b)	58,736	20,273,318
		50,596,926
Automotive Parts & Equipment–0.35%
Aptiv PLC(b)	196,177	10,893,709
BorgWarner, Inc.	419,944	14,412,478
		25,306,187
Automotive Retail–0.59%
AutoZone, Inc.(b)	4,330	13,724,108
CarMax, Inc.(b)	171,698	14,417,481
O’Reilly Automotive, Inc.(b)	12,017	14,939,775
		43,081,364
Biotechnology–1.32%
AbbVie, Inc.	69,648	12,740,709
Amgen, Inc.	40,687	11,509,132
Biogen, Inc.(b)	69,143	11,106,440
Gilead Sciences, Inc.	163,342	15,122,202
Incyte Corp.(b)	212,812	15,873,647
Moderna, Inc.(b)(c)	198,102	8,530,272
Regeneron Pharmaceuticals, Inc.(b)	11,727	8,797,830
Vertex Pharmaceuticals, Inc.(b)	27,867	13,045,379
		96,725,611
Brewers–0.21%
Molson Coors Beverage Co., Class B	246,203	15,279,358
Broadcasting–0.41%
Fox Corp., Class A(c)	220,805	10,404,332
Fox Corp., Class B	129,671	5,800,184
Paramount Global, Class B	1,279,699	13,884,734
		30,089,250
Broadline Retail–0.39%
Amazon.com, Inc.(b)	72,531	15,078,470
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	213,215	$13,494,377
		28,572,847
Building Products–1.34%
A.O. Smith Corp.	169,143	12,599,462
Allegion PLC	95,816	13,494,725
Builders FirstSource, Inc.(b)	73,793	13,760,181
Carrier Global Corp.	176,792	13,678,397
Johnson Controls International PLC	186,442	15,635,026
Masco Corp.	168,637	13,585,397
Trane Technologies PLC	37,135	15,456,330
		98,209,518
Cable & Satellite–0.42%
Charter Communications, Inc., Class A(b)(c)	39,762	15,784,123
Comcast Corp., Class A	342,007	14,771,282
		30,555,405
Cargo Ground Transportation–0.42%
J.B. Hunt Transport Services, Inc.	80,477	15,219,005
Old Dominion Freight Line, Inc.	70,227	15,810,907
		31,029,912
Casinos & Gaming–0.85%
Caesars Entertainment, Inc.(b)(c)	351,255	13,519,805
Las Vegas Sands Corp.(c)	337,991	17,933,803
MGM Resorts International(b)(c)	370,485	14,204,395
Wynn Resorts Ltd.	172,398	16,270,923
		61,928,926
Commodity Chemicals–0.33%
Dow, Inc.	269,719	11,924,277
LyondellBasell Industries N.V., Class A	145,164	12,097,968
		24,022,245
Communications Equipment–1.03%
Arista Networks, Inc.(b)	37,598	15,258,020
Cisco Systems, Inc.	271,614	16,082,265
F5, Inc.(b)	64,316	16,101,511
Juniper Networks, Inc.	350,425	12,587,266
Motorola Solutions, Inc.	30,619	15,300,314
		75,329,376
Computer & Electronics Retail–0.17%
Best Buy Co., Inc.	137,393	12,365,370
Construction & Engineering–0.24%
Quanta Services, Inc.	50,183	17,289,047
Construction Machinery & Heavy Transportation Equipment– 0.90%
Caterpillar, Inc.	39,368	15,987,738
Cummins, Inc.	44,770	16,790,541
PACCAR, Inc.	142,203	16,637,751
Wabtec Corp.	80,602	16,170,373
		65,586,403
Construction Materials–0.44%
Martin Marietta Materials, Inc.	25,977	15,586,200
Vulcan Materials Co.	56,960	16,411,885
		31,998,085
Shares		Value
Consumer Electronics–0.23%
Garmin Ltd.	79,331	$16,865,771
Consumer Finance–1.00%
American Express Co.	52,225	15,911,913
Capital One Financial Corp.	97,333	18,688,909
Discover Financial Services	103,736	18,924,559
Synchrony Financial	287,002	19,378,375
		72,903,756
Consumer Staples Merchandise Retail–0.93%
Costco Wholesale Corp.	14,789	14,373,133
Dollar General Corp.	159,603	12,332,524
Dollar Tree, Inc.(b)	194,065	13,831,013
Target Corp.	89,656	11,862,385
Walmart, Inc.	167,821	15,523,443
		67,922,498
Copper–0.19%
Freeport-McMoRan, Inc.	317,074	14,014,671
Data Center REITs–0.44%
Digital Realty Trust, Inc.	85,109	16,654,980
Equinix, Inc.	15,520	15,232,570
		31,887,550
Data Processing & Outsourced Services–0.21%
Broadridge Financial Solutions, Inc.	64,858	15,307,785
Distillers & Vintners–0.34%
Brown-Forman Corp., Class B(c)	291,141	12,251,214
Constellation Brands, Inc., Class A	53,555	12,904,077
		25,155,291
Distributors–0.54%
Genuine Parts Co.	98,481	12,480,497
LKQ Corp.	329,591	12,949,631
Pool Corp.	37,993	14,326,780
		39,756,908
Diversified Banks–1.83%
Bank of America Corp.	349,971	16,627,122
Citigroup, Inc.	234,548	16,622,417
Fifth Third Bancorp	321,521	15,452,299
JPMorgan Chase & Co.	66,730	16,663,816
KeyCorp	840,671	16,376,271
PNC Financial Services Group, Inc. (The)	76,316	16,386,572
U.S. Bancorp	303,146	16,154,650
Wells Fargo & Co.	256,279	19,520,771
		133,803,918
Diversified Support Services–0.43%
Cintas Corp.	65,102	14,699,380
Copart, Inc.(b)	269,289	17,070,230
		31,769,610
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.(c)	1,468,666	13,247,367
Electric Utilities–3.34%
Alliant Energy Corp.	226,763	14,331,422
American Electric Power Co., Inc.	129,849	12,966,721
Constellation Energy Corp.	69,019	17,707,515
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	115,304	$13,496,333
Edison International	158,352	13,895,388
Entergy Corp.	106,431	16,621,329
Evergy, Inc.	221,526	14,317,225
Eversource Energy(c)	199,005	12,833,832
Exelon Corp.	336,226	13,301,101
FirstEnergy Corp.	304,169	12,942,391
NextEra Energy, Inc.	159,792	12,570,837
NRG Energy, Inc.	166,910	16,959,725
PG&E Corp.	693,465	14,999,648
Pinnacle West Capital Corp.(c)	149,133	13,973,762
PPL Corp.	416,710	14,555,680
Southern Co. (The)	151,234	13,479,486
Xcel Energy, Inc.	211,880	15,374,013
		244,326,408
Electrical Components & Equipment–1.35%
AMETEK, Inc.	80,749	15,695,991
Eaton Corp. PLC	44,231	16,605,202
Emerson Electric Co.	132,572	17,579,047
Generac Holdings, Inc.(b)(c)	96,253	18,114,815
Hubbell, Inc.	33,772	15,538,159
Rockwell Automation, Inc.	51,446	15,183,772
		98,716,986
Electronic Components–0.42%
Amphenol Corp., Class A	212,746	15,455,997
Corning, Inc.	318,268	15,490,103
		30,946,100
Electronic Equipment & Instruments–0.88%
Keysight Technologies, Inc.(b)	90,151	15,401,397
Teledyne Technologies, Inc.(b)	31,620	15,343,921
Trimble, Inc.(b)	239,406	17,469,456
Zebra Technologies Corp., Class A(b)	40,080	16,312,560
		64,527,334
Electronic Manufacturing Services–0.43%
Jabil, Inc.	127,728	17,349,294
TE Connectivity PLC (Switzerland)	92,747	14,015,927
		31,365,221
Environmental & Facilities Services–0.77%
Republic Services, Inc.	65,729	14,348,641
Rollins, Inc.	268,009	13,488,893
Veralto Corp.	122,945	13,301,419
Waste Management, Inc.	65,015	14,837,723
		55,976,676
Fertilizers & Agricultural Chemicals–0.77%
CF Industries Holdings, Inc.	172,750	15,488,765
Corteva, Inc.	238,855	14,866,335
FMC Corp.	212,981	12,585,047
Mosaic Co. (The)	512,558	13,562,285
		56,502,432
Financial Exchanges & Data–1.76%
Cboe Global Markets, Inc.	64,537	13,930,312
CME Group, Inc., Class A	62,336	14,835,968
FactSet Research Systems, Inc.	30,371	14,902,139
Intercontinental Exchange, Inc.	83,827	13,492,794
Shares		Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	52,605	$13,608,387
Moody’s Corp.	28,360	14,179,433
MSCI, Inc.	24,070	14,673,794
Nasdaq, Inc.	185,293	15,377,466
S&P Global, Inc.	26,038	13,605,115
		128,605,408
Food Distributors–0.19%
Sysco Corp.	179,031	13,805,080
Food Retail–0.20%
Kroger Co. (The)	241,932	14,777,207
Footwear–0.42%
Deckers Outdoor Corp.(b)	86,793	17,007,956
NIKE, Inc., Class B	171,198	13,485,267
		30,493,223
Gas Utilities–0.20%
Atmos Energy Corp.	98,754	14,943,455
Gold–0.14%
Newmont Corp.	251,841	10,562,212
Health Care Distributors–0.82%
Cardinal Health, Inc.	119,523	14,610,492
Cencora, Inc.	56,388	14,184,401
Henry Schein, Inc.(b)	192,337	14,819,566
McKesson Corp.	26,071	16,385,623
		60,000,082
Health Care Equipment–3.12%
Abbott Laboratories	116,206	13,801,787
Baxter International, Inc.	340,544	11,479,738
Becton, Dickinson and Co.	57,760	12,816,944
Boston Scientific Corp.(b)	164,873	14,947,386
DexCom, Inc.(b)	194,596	15,176,542
Edwards Lifesciences Corp.(b)	197,408	14,085,061
GE HealthCare Technologies, Inc.	155,636	12,952,028
Hologic, Inc.(b)	166,684	13,251,378
IDEXX Laboratories, Inc.(b)	27,022	11,396,528
Insulet Corp.(b)	57,837	15,429,755
Intuitive Surgical, Inc.(b)	27,611	14,965,162
Medtronic PLC	150,293	13,006,356
ResMed, Inc.	54,337	13,531,000
STERIS PLC	55,247	12,102,408
Stryker Corp.	36,685	14,386,023
Teleflex, Inc.	54,974	10,601,736
Zimmer Biomet Holdings, Inc.	127,295	14,269,769
		228,199,601
Health Care Facilities–0.32%
HCA Healthcare, Inc.	34,272	11,214,484
Universal Health Services, Inc., Class B	58,162	11,923,210
		23,137,694
Health Care REITs–0.72%
Alexandria Real Estate Equities, Inc.	108,800	11,993,024
Healthpeak Properties, Inc.	599,043	13,172,956
Ventas, Inc.	207,907	13,320,601
Welltower, Inc.	104,249	14,405,127
		52,891,708
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–0.95%
Cigna Group (The)	37,086	$12,527,651
CVS Health Corp.	233,294	13,962,646
DaVita, Inc.(b)	82,699	13,742,093
Labcorp Holdings, Inc.	61,169	14,751,516
Quest Diagnostics, Inc.	87,617	14,251,781
		69,235,687
Health Care Supplies–0.54%
Align Technology, Inc.(b)	55,497	12,918,037
Cooper Cos., Inc. (The)(b)	122,378	12,783,606
Solventum Corp.(b)	193,234	13,818,163
		39,519,806
Heavy Electrical Equipment–0.27%
GE Vernova, Inc.(b)	59,960	20,033,835
Home Furnishings–0.16%
Mohawk Industries, Inc.(b)	86,403	11,995,328
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	35,596	15,275,312
Lowe’s Cos., Inc.	52,959	14,427,620
		29,702,932
Homebuilding–0.70%
D.R. Horton, Inc.	69,437	11,719,577
Lennar Corp., Class A	72,758	12,688,268
NVR, Inc.(b)	1,444	13,336,177
PulteGroup, Inc.	96,935	13,112,397
		50,856,419
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	776,487	14,302,891
Hotels, Resorts & Cruise Lines–1.96%
Airbnb, Inc., Class A(b)	114,873	15,635,364
Booking Holdings, Inc.	3,439	17,889,609
Carnival Corp.(b)	783,685	19,929,110
Expedia Group, Inc.(b)	99,626	18,392,952
Hilton Worldwide Holdings, Inc.	62,385	15,810,855
Marriott International, Inc., Class A	58,369	16,873,894
Norwegian Cruise Line Holdings Ltd.(b)(c)	699,762	18,816,600
Royal Caribbean Cruises Ltd.	80,533	19,654,884
		143,003,268
Household Products–0.92%
Church & Dwight Co., Inc.	130,011	14,318,111
Clorox Co. (The)	81,351	13,599,447
Colgate-Palmolive Co.	127,933	12,362,166
Kimberly-Clark Corp.	94,248	13,133,459
Procter & Gamble Co. (The)	77,702	13,928,860
		67,342,043
Human Resource & Employment Services–0.91%
Automatic Data Processing, Inc.	48,742	14,960,382
Dayforce, Inc.(b)(c)	227,679	18,212,043
Paychex, Inc.	100,128	14,645,723
Paycom Software, Inc.	79,858	18,520,667
		66,338,815
Independent Power Producers & Energy Traders–0.48%
AES Corp. (The)	729,580	9,513,723
Shares		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.	158,110	$25,272,303
		34,786,026
Industrial Conglomerates–0.40%
3M Co.	101,564	13,561,841
Honeywell International, Inc.	66,257	15,433,243
		28,995,084
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	47,606	15,916,114
Linde PLC	28,964	13,352,114
		29,268,228
Industrial Machinery & Supplies & Components–2.46%
Dover Corp.	73,092	15,049,643
Fortive Corp.	183,782	14,579,426
IDEX Corp.	67,706	15,615,035
Illinois Tool Works, Inc.	53,815	14,934,739
Ingersoll Rand, Inc.	148,592	15,478,829
Nordson Corp.	53,716	14,019,339
Otis Worldwide Corp.	143,623	14,790,296
Parker-Hannifin Corp.	22,874	16,078,135
Pentair PLC	147,845	16,113,626
Snap-on, Inc.	48,260	17,841,239
Stanley Black & Decker, Inc.	133,462	11,938,176
Xylem, Inc.	103,389	13,104,556
		179,543,039
Industrial REITs–0.17%
Prologis, Inc.	104,064	12,152,594
Insurance Brokers–1.00%
Aon PLC, Class A	38,884	15,224,641
Arthur J. Gallagher & Co.	45,483	14,201,612
Brown & Brown, Inc.	131,159	14,834,083
Marsh & McLennan Cos., Inc.	58,892	13,735,381
Willis Towers Watson PLC	46,530	14,982,660
		72,978,377
Integrated Oil & Gas–0.59%
Chevron Corp.	96,197	15,577,180
Exxon Mobil Corp.	121,694	14,355,024
Occidental Petroleum Corp.	264,963	13,401,829
		43,334,033
Integrated Telecommunication Services–0.38%
AT&T, Inc.	625,065	14,476,505
Verizon Communications, Inc.	304,443	13,499,003
		27,975,508
Interactive Home Entertainment–0.44%
Electronic Arts, Inc.	93,071	15,232,930
Take-Two Interactive Software, Inc.(b)	88,884	16,743,968
		31,976,898
Interactive Media & Services–0.58%
Alphabet, Inc., Class A	47,083	7,954,673
Alphabet, Inc., Class C	38,597	6,580,402
Match Group, Inc.(b)(c)	386,248	12,645,759
Meta Platforms, Inc., Class A	25,830	14,834,686
		42,015,520
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.61%
Akamai Technologies, Inc.(b)	137,282	$12,907,254
GoDaddy, Inc., Class A(b)	88,826	17,549,353
VeriSign, Inc.(b)	73,991	13,849,635
		44,306,242
Investment Banking & Brokerage–1.00%
Charles Schwab Corp. (The)	217,747	18,020,742
Goldman Sachs Group, Inc. (The)	28,346	17,250,525
Morgan Stanley	137,673	18,119,144
Raymond James Financial, Inc.	114,737	19,422,679
		72,813,090
IT Consulting & Other Services–0.99%
Accenture PLC, Class A (Ireland)	38,693	14,021,182
Cognizant Technology Solutions Corp., Class A	175,189	14,100,963
EPAM Systems, Inc.(b)	67,002	16,343,128
Gartner, Inc.(b)	26,492	13,721,001
International Business Machines Corp.	62,975	14,321,145
		72,507,419
Leisure Products–0.18%
Hasbro, Inc.	196,805	12,821,846
Life & Health Insurance–1.01%
Aflac, Inc.	124,563	14,200,182
Globe Life, Inc.	130,312	14,495,907
MetLife, Inc.	177,535	15,663,913
Principal Financial Group, Inc.	166,335	14,486,115
Prudential Financial, Inc.	116,345	15,056,207
		73,902,324
Life Sciences Tools & Services–1.80%
Agilent Technologies, Inc.	98,509	13,591,287
Bio-Techne Corp.	181,149	13,651,389
Charles River Laboratories International, Inc.(b)(c)	68,105	13,556,981
Danaher Corp.	49,660	11,903,005
IQVIA Holdings, Inc.(b)	56,666	11,380,799
Mettler-Toledo International, Inc.(b)	9,780	12,236,736
Revvity, Inc.	110,844	12,873,422
Thermo Fisher Scientific, Inc.	22,132	11,721,771
Waters Corp.(b)	41,509	15,969,343
West Pharmaceutical Services, Inc.	44,987	14,651,366
		131,536,099
Managed Health Care–0.80%
Centene Corp.(b)	179,514	10,770,840
Elevance Health, Inc.	24,555	9,992,903
Humana, Inc.	42,064	12,466,928
Molina Healthcare, Inc.(b)	37,761	11,249,002
UnitedHealth Group, Inc.	22,758	13,886,932
		58,366,605
Metal, Glass & Plastic Containers–0.17%
Ball Corp.	204,945	12,739,381
Movies & Entertainment–0.96%
Live Nation Entertainment, Inc.(b)	136,837	18,917,715
Netflix, Inc.(b)	19,404	17,207,661
Walt Disney Co. (The)	149,381	17,547,786
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)	1,593,216	$16,696,904
		70,370,066
Multi-Family Residential REITs–1.10%
AvalonBay Communities, Inc.(c)	57,620	13,560,867
Camden Property Trust	107,694	13,547,905
Equity Residential	173,237	13,280,348
Essex Property Trust, Inc.	43,071	13,371,823
Mid-America Apartment Communities, Inc.	81,395	13,361,803
UDR, Inc.	287,002	13,161,912
		80,284,658
Multi-line Insurance–0.19%
American International Group, Inc.	185,014	14,223,876
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	30,217	14,595,415
Multi-Utilities–1.98%
Ameren Corp.	161,047	15,201,226
CenterPoint Energy, Inc.	484,296	15,797,736
CMS Energy Corp.	192,986	13,453,054
Consolidated Edison, Inc.	129,365	13,012,826
Dominion Energy, Inc.	232,572	13,663,605
DTE Energy Co.	107,394	13,508,017
NiSource, Inc.	397,134	15,126,834
Public Service Enterprise Group, Inc.	160,723	15,156,179
Sempra	163,027	15,270,739
WEC Energy Group, Inc.	141,120	14,260,176
		144,450,392
Office REITs–0.19%
BXP, Inc.	168,953	13,852,456
Oil & Gas Equipment & Services–0.66%
Baker Hughes Co., Class A	407,068	17,890,639
Halliburton Co.	485,339	15,462,900
Schlumberger N.V.	338,499	14,873,646
		48,227,185
Oil & Gas Exploration & Production–1.81%
APA Corp.(c)	565,013	12,797,544
ConocoPhillips	131,472	14,243,654
Coterra Energy, Inc.	593,785	15,865,935
Devon Energy Corp.	342,875	13,012,106
Diamondback Energy, Inc.	78,449	13,931,758
EOG Resources, Inc.	113,314	15,100,224
EQT Corp.	407,544	18,518,799
Hess Corp.	105,206	15,484,219
Texas Pacific Land Corp.	8,517	13,627,967
		132,582,206
Oil & Gas Refining & Marketing–0.56%
Marathon Petroleum Corp.	82,689	12,911,887
Phillips 66	106,759	14,303,571
Valero Energy Corp.	100,748	14,012,032
		41,227,490
Oil & Gas Storage & Transportation–0.98%
Kinder Morgan, Inc.	646,030	18,263,268
ONEOK, Inc.(c)	148,040	16,817,344
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.	91,277	$18,647,891
Williams Cos., Inc. (The)	300,386	17,578,589
		71,307,092
Other Specialized REITs–0.37%
Iron Mountain, Inc.	115,551	14,290,192
VICI Properties, Inc.	398,303	12,988,661
		27,278,853
Other Specialty Retail–0.37%
Tractor Supply Co.(c)	47,803	13,560,277
Ulta Beauty, Inc.(b)	35,752	13,823,153
		27,383,430
Packaged Foods & Meats–2.13%
Conagra Brands, Inc.	422,041	11,627,230
General Mills, Inc.	183,508	12,159,240
Hershey Co. (The)	67,685	11,921,359
Hormel Foods Corp.	424,855	13,778,048
J.M. Smucker Co. (The)(c)	113,423	13,360,095
Kellanova	167,655	13,628,675
Kraft Heinz Co. (The)	380,061	12,150,550
Lamb Weston Holdings, Inc.	210,789	16,281,342
McCormick & Co., Inc.	161,489	12,662,352
Mondelez International, Inc., Class A	179,728	11,673,334
The Campbell’s Company(c)	264,756	12,231,727
Tyson Foods, Inc., Class A	220,300	14,209,350
		155,683,302
Paper & Plastic Packaging Products & Materials–1.03%
Amcor PLC	1,230,792	13,095,627
Avery Dennison Corp.	61,645	12,695,788
International Paper Co.(c)	281,926	16,585,706
Packaging Corp. of America	64,329	16,008,272
Smurfit WestRock PLC	301,122	16,567,732
		74,953,125
Passenger Airlines–0.83%
Delta Air Lines, Inc.	299,389	19,107,006
Southwest Airlines Co.	471,631	15,261,979
United Airlines Holdings, Inc.(b)	269,342	26,080,386
		60,449,371
Passenger Ground Transportation–0.18%
Uber Technologies, Inc.(b)	186,622	13,429,319
Personal Care Products–0.35%
Estee Lauder Cos., Inc. (The), Class A	159,962	11,536,459
Kenvue, Inc.	578,298	13,925,416
		25,461,875
Pharmaceuticals–1.45%
Bristol-Myers Squibb Co.	275,319	16,304,391
Catalent, Inc.(b)	226,877	13,864,454
Eli Lilly and Co.	14,731	11,716,301
Johnson & Johnson	81,720	12,667,417
Merck & Co., Inc.	116,747	11,866,165
Pfizer, Inc.	462,125	12,112,296
Viatris, Inc.	1,160,069	15,185,303
Zoetis, Inc.	70,785	12,405,071
		106,121,398
Shares		Value
Property & Casualty Insurance–2.16%
Allstate Corp. (The)	71,834	$14,897,653
Arch Capital Group Ltd.(b)	120,749	12,161,839
Assurant, Inc.	70,362	15,979,210
Chubb Ltd.	46,825	13,519,782
Cincinnati Financial Corp.	99,590	15,917,470
Erie Indemnity Co., Class A(c)	26,218	11,550,602
Hartford Financial Services Group, Inc. (The)	117,253	14,458,468
Loews Corp.	172,663	14,975,062
Progressive Corp. (The)	52,949	14,236,927
Travelers Cos., Inc. (The)	56,874	15,130,759
W.R. Berkley Corp.	231,854	14,966,176
		157,793,948
Publishing–0.21%
News Corp., Class A	394,771	11,586,529
News Corp., Class B(c)	117,132	3,758,766
		15,345,295
Rail Transportation–0.59%
CSX Corp.	403,532	14,749,095
Norfolk Southern Corp.	55,030	15,180,025
Union Pacific Corp.	54,296	13,284,059
		43,213,179
Real Estate Services–0.41%
CBRE Group, Inc., Class A(b)	113,993	15,957,880
CoStar Group, Inc.(b)	171,503	13,950,054
		29,907,934
Regional Banks–1.14%
Citizens Financial Group, Inc.	337,401	16,242,484
Huntington Bancshares, Inc.	940,641	16,940,944
M&T Bank Corp.	80,095	17,620,099
Regions Financial Corp.	615,676	16,783,328
Truist Financial Corp.	323,289	15,414,420
		83,001,275
Reinsurance–0.19%
Everest Group Ltd.	35,339	13,695,983
Research & Consulting Services–0.96%
Amentum Holdings, Inc.(b)	537,139	13,079,335
Equifax, Inc.	44,096	11,533,750
Jacobs Solutions, Inc.	112,698	15,916,338
Leidos Holdings, Inc.	88,070	14,566,778
Verisk Analytics, Inc.	50,323	14,805,530
		69,901,731
Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)	241,026	14,827,919
Darden Restaurants, Inc.	85,063	14,994,055
Domino’s Pizza, Inc.	33,604	16,001,889
McDonald’s Corp.	45,615	13,502,496
Starbucks Corp.	137,226	14,060,176
Yum! Brands, Inc.	101,208	14,061,840
		87,448,375
Retail REITs–0.95%
Federal Realty Investment Trust	115,226	13,441,113
Kimco Realty Corp.	563,131	14,399,260
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.	215,697	$12,486,699
Regency Centers Corp.(c)	181,124	13,691,163
Simon Property Group, Inc.	82,468	15,141,125
		69,159,360
Self-Storage REITs–0.36%
Extra Space Storage, Inc.	76,034	12,998,773
Public Storage	37,660	13,107,563
		26,106,336
Semiconductor Materials & Equipment–0.78%
Applied Materials, Inc.	71,769	12,538,762
Enphase Energy, Inc.(b)(c)	123,068	8,780,902
KLA Corp.	17,999	11,645,893
Lam Research Corp.	175,730	12,982,932
Teradyne, Inc.	103,073	11,338,030
		57,286,519
Semiconductors–2.61%
Advanced Micro Devices, Inc.(b)	88,807	12,182,100
Analog Devices, Inc.	60,005	13,084,090
Broadcom, Inc.	80,663	13,073,859
First Solar, Inc.(b)	59,121	11,781,042
Intel Corp.	688,016	16,546,785
Microchip Technology, Inc.	174,264	11,879,577
Micron Technology, Inc.	148,283	14,524,320
Monolithic Power Systems, Inc.	14,796	8,398,801
NVIDIA Corp.	113,572	15,701,329
NXP Semiconductors N.V. (China)	58,828	13,493,378
ON Semiconductor Corp.(b)	188,600	13,413,232
Qorvo, Inc.(b)	125,651	8,676,202
QUALCOMM, Inc.	80,644	12,784,493
Skyworks Solutions, Inc.	132,003	11,562,143
Texas Instruments, Inc.	67,655	13,600,685
		190,702,036
Single-Family Residential REITs–0.17%
Invitation Homes, Inc.	365,381	12,514,299
Soft Drinks & Non-alcoholic Beverages–0.70%
Coca-Cola Co. (The)	189,419	12,137,970
Keurig Dr Pepper, Inc.	359,649	11,742,540
Monster Beverage Corp.(b)	266,111	14,670,699
PepsiCo, Inc.	77,258	12,627,820
		51,179,029
Specialty Chemicals–1.44%
Albemarle Corp.(c)	154,693	16,660,436
Celanese Corp.	109,845	8,041,752
DuPont de Nemours, Inc.	166,131	13,886,890
Eastman Chemical Co.	131,197	13,738,950
Ecolab, Inc.	53,989	13,430,844
International Flavors & Fragrances, Inc.	130,576	11,929,423
PPG Industries, Inc.	106,523	13,248,266
Sherwin-Williams Co. (The)	36,030	14,318,322
		105,254,883
Steel–0.44%
Nucor Corp.	94,201	14,571,953
Steel Dynamics, Inc.	119,872	17,413,805
		31,985,758
Shares		Value
Systems Software–1.52%
CrowdStrike Holdings, Inc., Class A(b)	52,199	$18,059,288
Fortinet, Inc.(b)	180,327	17,140,081
Gen Digital, Inc.	510,623	15,752,720
Microsoft Corp.	31,412	13,301,726
Oracle Corp.	83,481	15,430,628
Palo Alto Networks, Inc.(b)	38,992	15,121,877
ServiceNow, Inc.(b)	15,388	16,148,783
		110,955,103
Technology Distributors–0.15%
CDW Corp.	61,441	10,809,315
Technology Hardware, Storage & Peripherals–1.55%
Apple, Inc.	60,880	14,448,651
Dell Technologies, Inc., Class C	119,504	15,247,515
Hewlett Packard Enterprise Co.	788,712	16,736,469
HP, Inc.	405,954	14,382,950
NetApp, Inc.	115,294	14,139,656
Seagate Technology Holdings PLC	132,442	13,420,348
Super Micro Computer, Inc.(b)	295,860	9,656,870
Western Digital Corp.(b)	208,034	15,184,402
		113,216,861
Telecom Tower REITs–0.50%
American Tower Corp.	56,714	11,853,226
Crown Castle, Inc.	113,810	12,092,312
SBA Communications Corp., Class A	55,675	12,596,469
		36,542,007
Timber REITs–0.18%
Weyerhaeuser Co.	416,838	13,447,194
Tobacco–0.40%
Altria Group, Inc.	255,408	14,747,258
Philip Morris International, Inc.	107,677	14,327,502
		29,074,760
Trading Companies & Distributors–0.67%
Fastenal Co.	193,732	16,188,246
United Rentals, Inc.	18,542	16,057,372
W.W. Grainger, Inc.	13,610	16,404,677
		48,650,295
Transaction & Payment Processing Services–1.67%
Corpay, Inc.(b)	43,997	16,770,777
Fidelity National Information Services, Inc.	160,761	13,712,913
Fiserv, Inc.(b)	77,342	17,089,488
Global Payments, Inc.	122,477	14,569,864
Jack Henry & Associates, Inc.	76,823	13,534,676
Mastercard, Inc., Class A	27,416	14,611,083
PayPal Holdings, Inc.(b)	192,958	16,742,966
Visa, Inc., Class A(c)	47,073	14,831,761
		121,863,528
Water Utilities–0.17%
American Water Works Co., Inc.	91,314	12,504,539
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.	66,688	16,467,935
Total Common Stocks & Other Equity Interests (Cost $3,324,711,220)		7,265,847,562
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e)	11,570,117	$11,570,117
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(e)	21,486,996	21,486,996
Total Money Market Funds (Cost $33,057,113)		33,057,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,357,768,333)		7,298,904,675
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.97%
Invesco Private Government Fund, 4.63%(d)(e)(f)	60,758,161	60,758,161
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	156,068,213	$156,115,034
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $216,873,195)		216,873,195
TOTAL INVESTMENTS IN SECURITIES–102.87% (Cost $3,574,641,528)		7,515,777,870
OTHER ASSETS LESS LIABILITIES—(2.87)%		(209,528,220)
NET ASSETS–100.00%		$7,306,249,650
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco Ltd.	$14,926,594	$31,022	$(512,291)	$861,454	$(23,026)	$15,283,753	$173,199
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	7,036,397	38,129,811	(33,596,091)	-	-	11,570,117	193,546
Invesco Treasury Portfolio, Institutional Class	13,067,231	70,812,505	(62,392,740)	-	-	21,486,996	355,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,009,923	267,112,621	(265,364,383)	-	-	60,758,161	952,476*
Invesco Private Prime Fund	159,152,653	658,759,119	(661,771,436)	(1,852)	(23,450)	156,115,034	2,590,101*
Total	$253,192,798	$1,034,845,078	$(1,023,636,941)	$859,602	$(46,476)	$265,214,061	$4,264,768

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Equal Weights Index	277	December-2024	$42,140,010	$1,651,190	$1,651,190
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,265,847,562	$—	$—	$7,265,847,562
Money Market Funds	33,057,113	216,873,195	—	249,930,308
Total Investments in Securities	7,298,904,675	216,873,195	—	7,515,777,870
Other Investments - Assets*
Futures Contracts	1,651,190	—	—	1,651,190
Total Investments	$7,300,555,865	$216,873,195	$—	$7,517,429,060

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund